BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 75.8%
COMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 0.2%
Embarq Corp., Senior Notes	7.995%	6/1/36	35,000	$41,465

Interactive Media & Services - 1.9%
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	200,000	203,519	(a)
Weibo Corp., Senior Notes	3.375%	7/8/30	200,000	203,602

Total Interactive Media & Services				407,121

Media - 5.7%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	200,000	191,129	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	180,000	186,932	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	115,000	120,175	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	200,000	193,900	(a)
Discovery Communications LLC, Senior Notes	3.625%	5/15/30	70,000	77,963
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000	32,495
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	130,000	129,594	(a)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	30,000	29,657	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	250,000	268,750	(a)

Total Media				1,230,595

Wireless Telecommunication Services - 3.9%
Sprint Corp., Senior Notes	7.250%	9/15/21	240,000	251,400
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	170,000	193,098	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	165,000	170,917	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	230,000	241,044	(a)

Total Wireless Telecommunication Services				856,459

TOTAL COMMUNICATION SERVICES				2,535,640

CONSUMER DISCRETIONARY - 8.2%
Automobiles - 4.2%
Ford Motor Co., Senior Notes	8.500%	4/21/23	225,000	245,609
Ford Motor Co., Senior Notes	6.625%	10/1/28	36,000	38,925
General Motors Co., Senior Notes	6.800%	10/1/27	45,000	54,915
General Motors Co., Senior Notes	6.250%	10/2/43	95,000	112,728
General Motors Financial Co. Inc., Senior Notes	2.700%	8/20/27	200,000	198,855
Hyundai Capital America, Senior Notes	2.850%	11/1/22	30,000	31,044	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	210,000	210,680	(a)

Total Automobiles				892,756

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 1.1%
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	200,000	$202,571	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	40,000	40,275	(a)

Total Hotels, Restaurants & Leisure				242,846

Internet & Direct Marketing Retail - 0.4%
Expedia Group Inc., Senior Notes	6.250%	5/1/25	80,000	88,351	(a)

Specialty Retail - 1.9%
AutoNation Inc., Senior Notes	4.750%	6/1/30	25,000	29,501
Gap Inc., Senior Secured Notes	8.625%	5/15/25	180,000	197,437	(a)
L Brands Inc., Senior Notes	5.625%	10/15/23	16,000	16,750
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	165,000	169,307	(a)

Total Specialty Retail				412,995

Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp., Senior Notes	4.625%	7/10/25	125,000	130,469	(a)

TOTAL CONSUMER DISCRETIONARY				1,767,417

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Smithfield Foods Inc., Senior Notes	3.000%	10/15/30	45,000	45,181	(a)

ENERGY - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Apache Corp., Senior Notes	4.875%	11/15/27	260,000	246,187
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	25,000	25,703	(a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	195,000	180,253
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	150,000	103,313
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	395,000	422,289
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	285,000	220,811	(a)

TOTAL ENERGY				1,198,556

FINANCIALS - 8.6%
Banks - 5.0%
Banco do Brasil SA, Junior Subordinated Notes (6.250% to 4/15/24 then 10 year Treasury Constant Maturity Rate + 4.398%)	6.250%	4/15/24	210,000	197,269	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.750% to 9/27/24 then 5 year Treasury Constant Maturity Rate + 4.967%)	6.750%	9/27/24	205,000	202,252	(b)(c)(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	133,758
CIT Group Inc., Senior Notes	5.000%	8/15/22	135,000	139,244

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Fifth Third Bancorp, Senior Notes	2.550%	5/5/27	25,000	$26,977
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000	386,990	(b)(c)(d)

Total Banks				1,086,490

Capital Markets - 3.1%
Ares Capital Corp., Senior Notes	4.200%	6/10/24	40,000	41,689
Ares Capital Corp., Senior Notes	4.250%	3/1/25	25,000	25,901
Ares Capital Corp., Senior Notes	3.250%	7/15/25	35,000	34,722
FS KKR Capital Corp., Senior Notes	4.750%	5/15/22	26,000	26,364
FS KKR Capital Corp., Senior Notes	4.625%	7/15/24	17,000	17,203
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	35,000	34,815
Intercontinental Exchange Inc., Senior Notes	1.850%	9/15/32	140,000	139,885
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	60,000	63,133
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	215,000	217,163
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	70,000	69,327	(a)

Total Capital Markets				670,202

Consumer Finance - 0.4%
Blackstone/GSO Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	90,758	(a)

Insurance - 0.1%
Markel Corp., Senior Notes	3.350%	9/17/29	15,000	16,625

TOTAL FINANCIALS				1,864,075

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 0.9%
Teleflex Inc., Senior Notes	4.875%	6/1/26	180,000	186,491

Health Care Providers & Services - 0.6%
Universal Health Services Inc., Senior Secured Notes	2.650%	10/15/30	135,000	134,697	(a)

Pharmaceuticals - 5.2%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	85,000	87,104	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	128,000	124,480	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	40,000	41,440	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	400,000	401,058	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	125,000	121,751

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	$210,396
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	160,000	141,453

Total Pharmaceuticals				1,127,682

TOTAL HEALTH CARE				1,448,870

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	2.700%	5/1/22	25,000	25,500
Boeing Co., Senior Notes	3.750%	2/1/50	105,000	96,422
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	205,000	207,563	(a)

Total Aerospace & Defense				329,485

Airlines - 2.3%
Air Canada Pass-Through Trust	5.250%	4/1/29	170,000	174,678	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	65,000	66,802	(a)
Southwest Airlines Co., Senior Notes	5.250%	5/4/25	50,000	55,146
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	175,000	191,670

Total Airlines				488,296

Building Products - 0.8%
Owens Corning, Senior Notes	3.875%	6/1/30	150,000	170,132

Industrial Conglomerates - 2.2%
General Electric Co., Senior Notes	3.150%	9/7/22	55,000	57,464
General Electric Co., Senior Notes	3.625%	5/1/30	145,000	150,580
General Electric Co., Senior Notes	4.350%	5/1/50	220,000	225,058
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	32,000	33,435

Total Industrial Conglomerates				466,537

Machinery - 0.3%
CNH Industrial Capital LLC, Senior Notes	1.875%	1/15/26	75,000	74,954	(e)

Professional Services - 1.2%
Block Financial LLC, Senior Notes	3.875%	8/15/30	195,000	197,022
Equifax Inc., Senior Notes	3.100%	5/15/30	60,000	65,475

Total Professional Services				262,497

Trading Companies & Distributors - 0.3%
Air Lease Corp., Senior Notes	2.250%	1/15/23	65,000	65,463

TOTAL INDUSTRIALS				1,857,364

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.1%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	230,000	$240,077	(a)

Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd., Senior Notes	4.875%	5/12/30	150,000	171,632
Jabil Inc., Senior Notes	3.600%	1/15/30	250,000	266,532

Total Electronic Equipment, Instruments & Components				438,164

IT Services - 1.9%
Amdocs Ltd., Senior Notes	2.538%	6/15/30	286,000	297,532
Fiserv Inc., Senior Notes	2.250%	6/1/27	100,000	105,843

Total IT Services				403,375

Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Inc., Senior Notes	4.700%	4/15/25	45,000	51,186
Broadcom Inc., Senior Notes	3.459%	9/15/26	31,000	33,993
Broadcom Inc., Senior Notes	4.110%	9/15/28	31,000	35,019
Intel Corp., Senior Notes	2.450%	11/15/29	30,000	32,715
NVIDIA Corp., Senior Notes	3.500%	4/1/40	120,000	141,238
NVIDIA Corp., Senior Notes	3.500%	4/1/50	20,000	23,562
NXP BV / NXP Funding LLC / NXP USA Inc., Senior Notes	3.400%	5/1/30	70,000	76,846	(a)

Total Semiconductors & Semiconductor Equipment				394,559

Software - 2.2%
NortonLifeLock Inc., Senior Notes	5.000%	4/15/25	230,000	235,964	(a)
Oracle Corp., Senior Notes	3.600%	4/1/50	60,000	68,009
VMware Inc., Senior Notes	4.700%	5/15/30	140,000	166,407

Total Software				470,380

Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc., Senior Notes	2.650%	5/11/50	120,000	126,520
Dell International LLC/EMC Corp., Senior
Secured Notes	6.020%	6/15/26	115,000	135,191	(a)
Hewlett Packard Enterprise Co., Senior Notes	2.250%	4/1/23	65,000	67,057

Total Technology Hardware, Storage & Peripherals				328,768

TOTAL INFORMATION TECHNOLOGY				2,275,323

MATERIALS - 11.8%
Chemicals - 2.7%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	210,000	192,465	(d)
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	44,000	45,146	(a)
Dow Chemical Co., Senior Notes	2.100%	11/15/30	200,000	197,507

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
FMC Corp., Senior Notes	3.450%	10/1/29	35,000	$39,128
Methanex Corp., Senior Notes	5.125%	10/15/27	105,000	104,606

Total Chemicals				578,852

Construction Materials - 1.0%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	200,000	216,379	(a)

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	200,000	203,000	(a)

Metals & Mining - 7.2%
Cleveland-Cliffs Inc., Senior Secured Notes	4.875%	1/15/24	170,000	168,070	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	200,000	212,157	(d)
CSN Resources SA, Senior Notes	7.625%	4/17/26	200,000	202,625	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	200,000	200,280	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	275,000	265,375	(a)(e)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	195,000	197,803
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	120,000	126,387
Steel Dynamics Inc., Senior Notes	4.125%	9/15/25	40,000	40,910
Steel Dynamics Inc., Senior Notes	3.250%	1/15/31	75,000	80,493
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	30,000	31,465	(a)
Vale Overseas Ltd., Senior Notes	3.750%	7/8/30	35,000	36,049

Total Metals & Mining				1,561,614

TOTAL MATERIALS				2,559,845

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Crown Castle International Corp., Senior Notes	3.300%	7/1/30	20,000	21,907
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	295,000	307,722	(a)

TOTAL REAL ESTATE				329,629

UTILITIES - 2.5%
Electric Utilities - 1.7%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	200,000	205,500	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	155,000	162,394	(a)

Total Electric Utilities				367,894

Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	68,965

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp., Senior Secured Notes	3.300%	7/15/25	40,000	42,689	(a)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	45,000		$51,937

TOTAL UTILITIES					531,485

TOTAL CORPORATE BONDS & NOTES (Cost - $15,924,441)					16,413,385

SOVEREIGN BONDS - 7.0%
Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,785,000	BRL	353,127

Hungary - 2.5%
Hungary Government Bond	6.750%	10/22/28	20,000,000	HUF	87,606
Hungary Government Bond	3.000%	8/21/30	130,000,000	HUF	449,594

Total Hungary					537,200

Italy - 2.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	3.850%	9/1/49	290,000	EUR	503,790	(d)

Japan - 0.6%
Japan Government Thirty Year Bond	0.400%	6/20/49	13,600,000	JPY	123,052

TOTAL SOVEREIGN BONDS (Cost - $1,519,352)					1,517,169

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 5.6%
Chase Home Lending Mortgage Trust, 2019- ATR2 A11 (1 mo. USD LIBOR + 0.900%)	1.048%	7/25/49	43,866		43,833	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K076 A2	3.900%	4/25/28	220,000		264,713
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K078 A2	3.854%	6/25/28	140,000		167,807
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K082 A2	3.920%	9/25/28	135,000		163,720	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.598%	3/25/49	167,207		165,098	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.248%	7/25/39	95,000		83,748	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.548%	10/25/39	70,000		59,918	(a)(c)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.152%	10/15/36	160,000		154,472	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Lehman XS Trust, 2005-5N 1A1 (1 mo. USD LIBOR + 0.300%)	0.448%	11/25/35	44,952	$44,056	(c)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	3.168%	6/25/34	74,320	76,030	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,204,551)				1,223,395

CONVERTIBLE BONDS & NOTES - 2.9%
COMMUNICATION SERVICES - 2.0%
Media - 2.0%
DISH Network Corp., Senior Notes	3.375%	8/15/26	465,000	428,031

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	210,000	203,739

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $625,566)				631,770

ASSET-BACKED SECURITIES - 1.9%
Centex Home Equity Loan Trust, 2005-A M1 (1 mo. USD LIBOR + 0.720%)	0.868%	1/25/35	31,931	31,431	(c)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	0.442%	2/15/34	49,378	49,021	(c)
JPMorgan Mortgage Acquisition Trust, 2007- CH3 A1B (1 mo. USD LIBOR + 0.320%)	0.468%	3/25/37	162,747	160,084	(c)
Merrill Lynch Mortgage Investors Trust, 2006- HE1 M1 (1 mo. USD LIBOR + 0.390%)	0.538%	12/25/36	31,551	31,417	(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	125,635	130,441	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $395,175)				402,394

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $19,669,085)				20,188,113

			SHARES
SHORT-TERM INVESTMENTS - 5.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,210,956)	0.010%		1,210,956	1,210,956

TOTAL INVESTMENTS - 98.8% (Cost - $20,880,041)				21,399,069
Other Assets in Excess of Liabilities - 1.2%				249,188

TOTAL NET ASSETS - 100.0%				$21,648,257

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-BTP	7	12/20	$1,195,798	$1,211,211	$15,413
U.S. Treasury 10-Year Notes	7	12/20	972,704	976,719	4,015

Net unrealized appreciation on open futures contracts					$19,428

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	720,000	USD	842,472	Citibank N.A.	10/2/20	$1,727
USD	497,115	EUR	420,000	Citibank N.A.	10/2/20	4,666
USD	357,078	EUR	300,000	JPMorgan Chase & Co.	10/2/20	5,328
USD	364,084	BRL	2,040,000	JPMorgan Chase & Co.	10/9/20	937
RUB	12,000,000	USD	162,742	Citibank N.A.	11/17/20	(9,087)
RUB	17,000,000	USD	226,636	Citibank N.A.	11/17/20	(8,959)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	17,000,000	USD	228,939	Citibank N.A.	11/17/20	$(11,261)
USD	591,868	RUB	46,000,000	Citibank N.A.	11/17/20	2,858
USD	528,062	HUF	160,000,000	Citibank N.A.	11/18/20	12,396
GBP	320,000	USD	413,145	Citibank N.A.	11/20/20	(130)
USD	426,638	GBP	320,000	Citibank N.A.	11/20/20	13,622
USD	103,994	JPY	11,000,000	Citibank N.A.	11/24/20	(369)
USD	656,849	EUR	560,000	Citibank N.A.	1/12/21	(1,377)

Total						$10,351

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
RUB	— Russian Ruble
USD	— United States Dollar

At September 30, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	$25,000	6/20/21	0.213%	5.000% quarterly	$872	$833	$39
Barclays Bank PLC (CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, due 1/15/24)	25,000	6/20/21	0.213%	5.000% quarterly	872	833	39

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$105,000	6/20/22	1.604%	5.000% quarterly	$6,097	$6,892	$(795)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	115,000	6/20/21	0.437%	5.000% quarterly	3,819	2,984	835
JPMorgan Chase & Co., (Liberty Interactive LLC, 8.500%, due 7/15/29)	100,000	6/20/22	1.061%	5.000% quarterly	6,777	3,850	2,927
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	0.966%	1.000% quarterly	24	(1,071)	1,095
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	0.966%	1.000% quarterly	38	(1,742)	1,780
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	1.119%	1.000% quarterly	(105)	(765)	660

Total	$515,000				$18,394	$11,814	$6,580

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$5,485,000	6/20/25	1.000% quarterly	$37,819	$23,422	$14,397

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	$5,914	$66	$5,848
Markit iTraxx Europe Index	705,000	EUR	6/20/25	1.000% quarterly	14,592	5,246	9,346

Total					$58,325	$28,734	$29,591

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (formerly known as BrandywineGLOBAL — Global Flexible Income Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

13

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

14

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$16,413,385	—	$16,413,385
Sovereign Bonds	—	1,517,169	—	1,517,169
Collateralized Mortgage Obligations	—	1,223,395	—	1,223,395
Convertible Bonds & Notes	—	631,770	—	631,770
Asset-Backed Securities	—	402,394	—	402,394

Total Long-Term Investments	—	20,188,113	—	20,188,113

Short-Term Investments†	$1,210,956	—	—	1,210,956

Total Investments	$1,210,956	$20,188,113	—	$21,399,069

Other Financial Instruments:
Futures Contracts	$19,428	—	—	$19,428
Forward Foreign Currency Contracts	—	$41,534	—	41,534
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	18,499	—	18,499
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	29,591	—	29,591

Total Other Financial Instruments	$19,428	$89,624	—	$109,052

Total	$1,230,384	$20,277,737	—	$21,508,121

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$31,183	—	$31,183
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	105	—	105

Total	—	$31,288	—	$31,288

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

15